Income Taxes - Schedule Of Profit Before Income Taxes (Detail)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Schedule Of Income Before Income Tax [Line Items]
Profit before income taxes	¥ 12,308,294	$ 1,931,441	¥ 3,743,273,711	¥ 487,819,233
Cayman Islands [Member]
Schedule Of Income Before Income Tax [Line Items]
Profit before income taxes	(37,599,025)	(5,900,107)	3,309,525,351	(5,359,465)
Hong Kong [Member]
Schedule Of Income Before Income Tax [Line Items]
Profit before income taxes	(14,883,394)	(2,335,529)	(14,414,430)	18,479,616
China [Member]
Schedule Of Income Before Income Tax [Line Items]
Profit before income taxes	¥ 64,790,713	$ 10,167,077	¥ 448,162,790	¥ 474,699,082